INVENTORIES - Summary of Inventories (Details) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 29,412.9		$ 35,177.0
Work in process	188,014.4		181,198.8
Raw materials	45,863.4		46,449.3
Supplies and spare parts	24,818.8		25,043.7
Inventories	$ 288,109.5	$ 9,184.2	$ 287,868.8